Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Schedule of Operating Lease Assets and Liabilities

The tables below present information regarding the Company’s operating lease assets and liabilities at June 30, 2024 and December 31, 2023, respectively:

	June 30, 2024	December 31, 2023
Assets

Operating lease - right-of-use asset - non-current	$180,886	$297,394

Liabilities

Operating lease liability	$202,002	$316,008

Weighted-average remaining lease term (years)	0.75	1.25

Weighted-average discount rate	5%	5%

The tables below present information regarding the Company’s operating lease assets and liabilities at December 31, 2023 and 2022, respectively:

	December 31, 2023	December 31, 2022
Assets

Operating lease - right-of-use asset - non-current	$297,394	$521,782

Liabilities

Operating lease liability	$316,008	$546,022

Weighted-average remaining lease term (years)	1.25	2.25

Weighted-average discount rate	5%	5%

Schedule of Components of Lease Expense

The components of lease expense were as follows:

	June 30, 2024	June 30, 2023

Operating lease costs

Amortization of right-of-use operating lease asset	$116,508	$110,757
Lease liability expense in connection with obligation repayment	6,380	12,132
Total operating lease costs	$122,888	$122,889

Supplemental cash flow information related to operating leases was as follows:

Operating cash outflows from operating lease (obligation payment)	$120,387	$118,109
Right-of-use asset obtained in exchange for new operating lease liability	$-	$-

The components of lease expense were as follows:

	December 31, 2023	December 31, 2022

Operating lease costs

Amortization of right-of-use operating lease asset	$224,388	$213,415
Lease liability expense in connection with obligation repayment	21,389	$32,362
Total operating lease costs	$245,777	$245,777

Supplemental cash flow information related to operating leases was as follows:

Operating cash outflows from operating lease (obligation payment)	$251,403	$246,538
Right-of-use asset obtained in exchange for new operating lease liability	$-	$735,197

Schedule of Future Minimum Payments Under Non-Cancellable Leases

Future minimum lease payments under non-cancellable leases for the years ended December 31, were as follows:

2024 (6 Months)	$136,027
2025	69,421
Total undiscounted cash flows	205,448
Less: amount representing interest	(3,446)
Present value of operating lease liability	202,002
Less: current portion of operating lease liability	202,002
Long-term operating lease liability	$-

Future minimum lease payments under non-cancellable leases for the years ended December 31 were as follows:

2024	$256,414
2025	69,421
Total undiscounted cash flows	325,835
Less: amount representing interest	(9,827)
Present value of operating lease liability	316,008
Less: current portion of operating lease liability	246,880
Long-term operating lease liability	$69,128

Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Operating Lease Assets and Liabilities

The tables below present information regarding the Company’s operating lease assets and liabilities at June 30, 2024 and December 31, 2023, respectively:

	June 30, 2024	December 31, 2023
Assets

Operating lease - right-of-use asset - non-current	$249,402	$286,397

Liabilities

Operating lease liability	$252,915	$287,994

Weighted-average remaining lease term (years)	3.08	3.58

Weighted-average discount rate	5%	5%

Schedule of Components of Lease Expense

The components of lease expense were as follows:

	June 30, 2024	June 30, 2023

Operating lease costs

Amortization of right-of-use operating lease asset	$36,995	$-
Lease liability expense in connection with obligation repayment	6,651	-
Total operating lease costs	$43,646	$-

Supplemental cash flow information related to operating leases was as follows:

Operating cash outflows from operating lease (obligation payment)	$41,730	$-
Right-of-use asset obtained in exchange for new operating lease liability	$-	$-

Schedule of Future Minimum Payments Under Non-Cancellable Leases

Future minimum lease payments under non-cancellable leases for the years ended December 31, were as follows:

2024 (6 Months)	$42,773
2025	87,038
2026	89,650
2027	53,199
Total undiscounted cash flows	272,660
Less: amount representing interest	(19,745)
Present value of operating lease liability	252,915
Less: current portion of operating lease liability	75,147
Long-term operating lease liability	$177,768

Avishai Vaknin [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Operating Lease Assets and Liabilities

The tables below present information regarding the Company’s operating lease assets and liabilities – related party at December 31, 2023 and 2022, respectively:

	December 31, 2023	December 31, 2022
Assets

Operating lease - right-of-use asset - non-current	$286,397	$-

Liabilities

Operating lease liability	$287,994	$-

Weighted-average remaining lease term (years)	3.58	-

Weighted-average discount rate	5%	-

Schedule of Components of Lease Expense

The components of lease expense were as follows:

	December 31, 2023	December 31, 2022

Operating lease costs

Amortization of right-of-use operating lease asset	$30,160	$-
Lease liability expense in connection with obligation repayment	6,212	$-
Total operating lease costs	$36,372	$-

Supplemental cash flow information related to operating leases was as follows:

Operating cash outflows from operating lease (obligation payment)	$34,775	$-
Right-of-use asset obtained in exchange for new operating lease liability	$316,557	$-

Schedule of Future Minimum Payments Under Non-Cancellable Leases

Future minimum lease payments under non-cancellable leases for the years ended December 31 were as follows:

2024	$84,503
2025	87,038
2026	89,650
2027	53,199
Total undiscounted cash flows	314,390
Less: amount representing interest	(26,396)
Present value of operating lease liability	287,994
Less: current portion of operating lease liability	72,034
Long-term operating lease liability	$215,960